Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Virtus Asset Trust
Entity Central Index Key	0001018593
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000181238 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Core Bond Fund
Class Name	Class A
Trading Symbol	STGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix Core Bond Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Core Bond Fund Class A / STGIX	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 129,722,000
Holdings Count | Holding	165
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$129,722
Total number of portfolio holdings	165
Portfolio turnover rate as of the end of the reporting period	85%

Holdings [Text Block]
Asset Allocation(1)
U.S. Government Securities		41%
Mortgage-Backed Securities		35%
Agency	35%
Corporate Bonds and Notes		18%
Financials	7%
Industrials	3%
Health Care	2%
All other Corporate Bonds and Notes	6%
Asset-Backed Securities		6%
Automobiles	2%
Credit Card	2%
Other	2%
Total		100%
(1)	Percentage of total investments as of June 30, 2025.

C000181239 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Core Bond Fund
Class Name	Class I
Trading Symbol	STIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix Core Bond Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Core Bond Fund Class I / STIGX	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 129,722,000
Holdings Count | Holding	165
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$129,722
Total number of portfolio holdings	165
Portfolio turnover rate as of the end of the reporting period	85%

Holdings [Text Block]
Asset Allocation(1)
U.S. Government Securities		41%
Mortgage-Backed Securities		35%
Agency	35%
Corporate Bonds and Notes		18%
Financials	7%
Industrials	3%
Health Care	2%
All other Corporate Bonds and Notes	6%
Asset-Backed Securities		6%
Automobiles	2%
Credit Card	2%
Other	2%
Total		100%
(1)	Percentage of total investments as of June 30, 2025.

C000181240 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Core Bond Fund
Class Name	Class R6
Trading Symbol	STGZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix Core Bond Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Core Bond Fund Class R6 / STGZX	$18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Net Assets	$ 129,722,000
Holdings Count | Holding	165
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$129,722
Total number of portfolio holdings	165
Portfolio turnover rate as of the end of the reporting period	85%

Holdings [Text Block]
Asset Allocation(1)
U.S. Government Securities		41%
Mortgage-Backed Securities		35%
Agency	35%
Corporate Bonds and Notes		18%
Financials	7%
Industrials	3%
Health Care	2%
All other Corporate Bonds and Notes	6%
Asset-Backed Securities		6%
Automobiles	2%
Credit Card	2%
Other	2%
Total		100%
(1)	Percentage of total investments as of June 30, 2025.

C000181250 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Floating Rate High Income Fund
Class Name	Class R6
Trading Symbol	SFRZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix Floating Rate High Income Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Floating Rate High Income Fund Class R6 / SFRZX	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Net Assets	$ 1,365,325,000
Holdings Count | Holding	307
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$1,365,325
Total number of portfolio holdings	307
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]
Asset Allocation(1)
Leveraged Loans		94%
Financials	13%
Information Technology	11%
Service	8%
Chemicals	6%
Utilities	5%
Health Care	5%
Media / Telecom - Telecommunications	5%
All other Leveraged Loans	41%
Corporate Bonds and Notes		3%
Asset-Backed Securities		1%
Other (includes short-term investment)		2%
Total		100%
(1)	Percentage of total investments as of June 30, 2025.

C000181249 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Floating Rate High Income Fund
Class Name	Class I
Trading Symbol	SAMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix Floating Rate High Income Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Floating Rate High Income Fund Class I / SAMBX	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Net Assets	$ 1,365,325,000
Holdings Count | Holding	307
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$1,365,325
Total number of portfolio holdings	307
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]
Asset Allocation(1)
Leveraged Loans		94%
Financials	13%
Information Technology	11%
Service	8%
Chemicals	6%
Utilities	5%
Health Care	5%
Media / Telecom - Telecommunications	5%
All other Leveraged Loans	41%
Corporate Bonds and Notes		3%
Asset-Backed Securities		1%
Other (includes short-term investment)		2%
Total		100%
(1)	Percentage of total investments as of June 30, 2025.

C000181247 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Floating Rate High Income Fund
Class Name	Class A
Trading Symbol	SFRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix Floating Rate High Income Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Floating Rate High Income Fund Class A / SFRAX	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Net Assets	$ 1,365,325,000
Holdings Count | Holding	307
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$1,365,325
Total number of portfolio holdings	307
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]
Asset Allocation(1)
Leveraged Loans		94%
Financials	13%
Information Technology	11%
Service	8%
Chemicals	6%
Utilities	5%
Health Care	5%
Media / Telecom - Telecommunications	5%
All other Leveraged Loans	41%
Corporate Bonds and Notes		3%
Asset-Backed Securities		1%
Other (includes short-term investment)		2%
Total		100%
(1)	Percentage of total investments as of June 30, 2025.

C000181248 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Floating Rate High Income Fund
Class Name	Class C
Trading Symbol	SFRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix Floating Rate High Income Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Floating Rate High Income Fund Class C / SFRCX	$76	1.53%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.53%
Net Assets	$ 1,365,325,000
Holdings Count | Holding	307
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$1,365,325
Total number of portfolio holdings	307
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]
Asset Allocation(1)
Leveraged Loans		94%
Financials	13%
Information Technology	11%
Service	8%
Chemicals	6%
Utilities	5%
Health Care	5%
Media / Telecom - Telecommunications	5%
All other Leveraged Loans	41%
Corporate Bonds and Notes		3%
Asset-Backed Securities		1%
Other (includes short-term investment)		2%
Total		100%
(1)	Percentage of total investments as of June 30, 2025.

C000181224 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Zevenbergen Innovative Growth Stock Fund
Class Name	Class A
Trading Symbol	SAGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Zevenbergen Innovative Growth Stock Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Innovative Growth Stock Fund Class A / SAGAX	$66	1.25%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.25%
Net Assets	$ 543,110,000
Holdings Count | Holding	36
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$543,110
Total number of portfolio holdings	36
Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	31%
Consumer Discretionary	24%
Communication Services	16%
Industrials	13%
Health Care	9%
Financials	3%
Consumer Staples	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000181225 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Zevenbergen Innovative Growth Stock Fund
Class Name	Class I
Trading Symbol	SCATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Zevenbergen Innovative Growth Stock Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Innovative Growth Stock Fund Class I / SCATX	$53	1.00%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%
Net Assets	$ 543,110,000
Holdings Count | Holding	36
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$543,110
Total number of portfolio holdings	36
Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	31%
Consumer Discretionary	24%
Communication Services	16%
Industrials	13%
Health Care	9%
Financials	3%
Consumer Staples	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000224214 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Zevenbergen Innovative Growth Stock Fund
Class Name	Class R6
Trading Symbol	VZGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Zevenbergen Innovative Growth Stock Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Innovative Growth Stock Fund Class R6 / VZGRX	$47	0.90%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
Net Assets	$ 543,110,000
Holdings Count | Holding	36
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$543,110
Total number of portfolio holdings	36
Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	31%
Consumer Discretionary	24%
Communication Services	16%
Industrials	13%
Health Care	9%
Financials	3%
Consumer Staples	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000181226 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Small-Cap Value Equity Fund
Class Name	Class A
Trading Symbol	SASVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Ceredex Small-Cap Value Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Small-Cap Value Equity Fund Class A / SASVX	$70	1.46%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.46%
Net Assets	$ 93,007,000
Holdings Count | Holding	77
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$93,007
Total number of portfolio holdings	77
Portfolio turnover rate as of the end of the reporting period	33%

Holdings [Text Block]
Asset Allocation(1)
Financials	30%
Industrials	21%
Real Estate	10%
Information Technology	10%
Consumer Discretionary	6%
Materials	6%
Energy	6%
Other	11%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000181227 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Small-Cap Value Equity Fund
Class Name	Class C
Trading Symbol	STCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Ceredex Small-Cap Value Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Small-Cap Value Equity Fund Class C / STCEX	$87	1.81%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.81%
Net Assets	$ 93,007,000
Holdings Count | Holding	77
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$93,007
Total number of portfolio holdings	77
Portfolio turnover rate as of the end of the reporting period	33%

Holdings [Text Block]
Asset Allocation(1)
Financials	30%
Industrials	21%
Real Estate	10%
Information Technology	10%
Consumer Discretionary	6%
Materials	6%
Energy	6%
Other	11%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000211610 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Small-Cap Value Equity Fund
Class Name	Class R6
Trading Symbol	VVERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Ceredex Small-Cap Value Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Small-Cap Value Equity Fund Class R6 / VVERX	$37	0.77%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.77%
Net Assets	$ 93,007,000
Holdings Count | Holding	77
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$93,007
Total number of portfolio holdings	77
Portfolio turnover rate as of the end of the reporting period	33%

Holdings [Text Block]
Asset Allocation(1)
Financials	30%
Industrials	21%
Real Estate	10%
Information Technology	10%
Consumer Discretionary	6%
Materials	6%
Energy	6%
Other	11%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000181228 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Small-Cap Value Equity Fund
Class Name	Class I
Trading Symbol	SCETX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Ceredex Small-Cap Value Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Small-Cap Value Equity Fund Class I / SCETX	$39	0.82%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.82%
Net Assets	$ 93,007,000
Holdings Count | Holding	77
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$93,007
Total number of portfolio holdings	77
Portfolio turnover rate as of the end of the reporting period	33%

Holdings [Text Block]
Asset Allocation(1)
Financials	30%
Industrials	21%
Real Estate	10%
Information Technology	10%
Consumer Discretionary	6%
Materials	6%
Energy	6%
Other	11%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000203236 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
Class Name	Class A
Trading Symbol	SSAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund Class A / SSAGX	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 403,577,000
Holdings Count | Holding	139
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$403,577
Total number of portfolio holdings	139
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]	Asset Allocation(1)
Mortgage-Backed Securities		98%
Agency	98%
U.S. Government Security		2%
Total		100%
(1)	Percentage of total investments as of June 30, 2025.

C000181192 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
Class Name	Class I
Trading Symbol	SIGVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund Class I / SIGVX	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 403,577,000
Holdings Count | Holding	139
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$403,577
Total number of portfolio holdings	139
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]	Asset Allocation(1)
Mortgage-Backed Securities		98%
Agency	98%
U.S. Government Security		2%
Total		100%
(1)	Percentage of total investments as of June 30, 2025.

C000181193 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
Class Name	Class R6
Trading Symbol	SIGZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund Class R6 / SIGZX	$13	0.26%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
Net Assets	$ 403,577,000
Holdings Count | Holding	139
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$403,577
Total number of portfolio holdings	139
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]	Asset Allocation(1)
Mortgage-Backed Securities		98%
Agency	98%
U.S. Government Security		2%
Total		100%
(1)	Percentage of total investments as of June 30, 2025.

C000181199 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Mid-Cap Value Equity Fund
Class Name	Class R6
Trading Symbol	SMVZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Ceredex Mid-Cap Value Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Mid-Cap Value Equity Fund Class R6 / SMVZX	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Net Assets	$ 1,558,351,000
Holdings Count | Holding	60
Investment Company Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$1,558,351
Total number of portfolio holdings	60
Portfolio turnover rate as of the end of the reporting period	98%

Holdings [Text Block]
Asset Allocation(1)
Industrials	22%
Information Technology	19%
Financials	14%
Real Estate	11%
Utilities	8%
Consumer Discretionary	8%
Materials	7%
Other (includes short-term investment)	11%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000181198 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Mid-Cap Value Equity Fund
Class Name	Class I
Trading Symbol	SMVTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Ceredex Mid-Cap Value Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Mid-Cap Value Equity Fund Class I / SMVTX	$52	1.04%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%
Net Assets	$ 1,558,351,000
Holdings Count | Holding	60
Investment Company Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$1,558,351
Total number of portfolio holdings	60
Portfolio turnover rate as of the end of the reporting period	98%

Holdings [Text Block]
Asset Allocation(1)
Industrials	22%
Information Technology	19%
Financials	14%
Real Estate	11%
Utilities	8%
Consumer Discretionary	8%
Materials	7%
Other (includes short-term investment)	11%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000181197 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Mid-Cap Value Equity Fund
Class Name	Class C
Trading Symbol	SMVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Ceredex Mid-Cap Value Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Mid-Cap Value Equity Fund Class C / SMVFX	$88	1.76%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.76%
Net Assets	$ 1,558,351,000
Holdings Count | Holding	60
Investment Company Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$1,558,351
Total number of portfolio holdings	60
Portfolio turnover rate as of the end of the reporting period	98%

Holdings [Text Block]
Asset Allocation(1)
Industrials	22%
Information Technology	19%
Financials	14%
Real Estate	11%
Utilities	8%
Consumer Discretionary	8%
Materials	7%
Other (includes short-term investment)	11%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000181196 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Mid-Cap Value Equity Fund
Class Name	Class A
Trading Symbol	SAMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Ceredex Mid-Cap Value Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Mid-Cap Value Equity Fund Class A / SAMVX	$66	1.31%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.31%
Net Assets	$ 1,558,351,000
Holdings Count | Holding	60
Investment Company Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$1,558,351
Total number of portfolio holdings	60
Portfolio turnover rate as of the end of the reporting period	98%

Holdings [Text Block]
Asset Allocation(1)
Industrials	22%
Information Technology	19%
Financials	14%
Real Estate	11%
Utilities	8%
Consumer Discretionary	8%
Materials	7%
Other (includes short-term investment)	11%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000181221 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA International Growth Fund
Class Name	Class R6
Trading Symbol	SCIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus SGA International Growth Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Fund Class R6 / SCIZX	$50	0.96%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%
Net Assets	$ 356,202,000
Holdings Count | Holding	32
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$356,202
Total number of portfolio holdings	32
Portfolio turnover rate as of the end of the reporting period	18%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	25%
Health Care	21%
Financials	15%
Consumer Staples	14%
Industrials	12%
Consumer Discretionary	5%
Communication Services	5%
Other	3%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000181220 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA International Growth Fund
Class Name	Class I
Trading Symbol	STITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus SGA International Growth Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Fund Class I / STITX	$56	1.06%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.06%
Net Assets	$ 356,202,000
Holdings Count | Holding	32
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$356,202
Total number of portfolio holdings	32
Portfolio turnover rate as of the end of the reporting period	18%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	25%
Health Care	21%
Financials	15%
Consumer Staples	14%
Industrials	12%
Consumer Discretionary	5%
Communication Services	5%
Other	3%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000181212 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Large-Cap Growth Stock Fund
Class Name	Class R6
Trading Symbol	STCZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Silvant Large-Cap Growth Stock Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Large-Cap Growth Stock Fund Class R6 / STCZX	$37	0.72%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
Net Assets	$ 231,767,000
Holdings Count | Holding	60
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$231,767
Total number of portfolio holdings	60
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	48%
Consumer Discretionary	14%
Communication Services	14%
Financials	7%
Health Care	7%
Industrials	6%
Consumer Staples	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000181211 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Large-Cap Growth Stock Fund
Class Name	Class I
Trading Symbol	STCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Silvant Large-Cap Growth Stock Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Large-Cap Growth Stock Fund Class I / STCAX	$40	0.77%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%
Net Assets	$ 231,767,000
Holdings Count | Holding	60
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$231,767
Total number of portfolio holdings	60
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	48%
Consumer Discretionary	14%
Communication Services	14%
Financials	7%
Health Care	7%
Industrials	6%
Consumer Staples	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000181219 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA International Growth Fund
Class Name	Class A
Trading Symbol	SCIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus SGA International Growth Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Fund Class A / SCIIX	$69	1.31%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.31%
Net Assets	$ 356,202,000
Holdings Count | Holding	32
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$356,202
Total number of portfolio holdings	32
Portfolio turnover rate as of the end of the reporting period	18%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	25%
Health Care	21%
Financials	15%
Consumer Staples	14%
Industrials	12%
Consumer Discretionary	5%
Communication Services	5%
Other	3%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000248388 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA International Growth Fund
Class Name	Class C
Trading Symbol	VSGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus SGA International Growth Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Fund Class C / VSGEX	$108	2.06%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.06%
Net Assets	$ 356,202,000
Holdings Count | Holding	32
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$356,202
Total number of portfolio holdings	32
Portfolio turnover rate as of the end of the reporting period	18%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	25%
Health Care	21%
Financials	15%
Consumer Staples	14%
Industrials	12%
Consumer Discretionary	5%
Communication Services	5%
Other	3%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000181209 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Large-Cap Growth Stock Fund
Class Name	Class A
Trading Symbol	STCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Silvant Large-Cap Growth Stock Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Large-Cap Growth Stock Fund Class A / STCIX	$53	1.03%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%
Net Assets	$ 231,767,000
Holdings Count | Holding	60
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$231,767
Total number of portfolio holdings	60
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	48%
Consumer Discretionary	14%
Communication Services	14%
Financials	7%
Health Care	7%
Industrials	6%
Consumer Staples	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000181160 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix High Grade Municipal Bond Fund
Class Name	Class A
Trading Symbol	SFLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix High Grade Municipal Bond Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix High Grade Municipal Bond Fund Class A / SFLTX	$36	0.73%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%
Net Assets	$ 19,839,000
Holdings Count | Holding	44
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$19,839
Total number of portfolio holdings	44
Portfolio turnover rate as of the end of the reporting period	34%

Holdings [Text Block]	Asset Allocation(1)
Municipal Bonds	100%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000181161 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix High Grade Municipal Bond Fund
Class Name	Class I
Trading Symbol	SCFTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix High Grade Municipal Bond Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix High Grade Municipal Bond Fund Class I / SCFTX	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
Net Assets	$ 19,839,000
Holdings Count | Holding	44
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$19,839
Total number of portfolio holdings	44
Portfolio turnover rate as of the end of the reporting period	34%

Holdings [Text Block]	Asset Allocation(1)
Municipal Bonds	100%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000181170 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix High Yield Fund
Class Name	Class R6
Trading Symbol	HYIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix High Yield Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix High Yield Fund Class R6 / HYIZX	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Net Assets	$ 407,615,000
Holdings Count | Holding	214
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$407,615
Total number of portfolio holdings	214
Portfolio turnover rate as of the end of the reporting period	38%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		90%
Financials	33%
Consumer Discretionary	12%
Communication Services	8%
Industrials	8%
Materials	8%
Energy	7%
Information Technology	5%
All other Corporate Bonds and Notes	9%
Affiliated Exchange-Traded Fund		5%
Leveraged Loans		1%
Other (includes securities lending collateral)		4%
Total		100%
(1)	Percentage of total investments as of June 30, 2025.

C000181168 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix High Yield Fund
Class Name	Class A
Trading Symbol	HYPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix High Yield Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix High Yield Fund Class A / HYPSX	$41	0.82%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
Net Assets	$ 407,615,000
Holdings Count | Holding	214
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$407,615
Total number of portfolio holdings	214
Portfolio turnover rate as of the end of the reporting period	38%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		90%
Financials	33%
Consumer Discretionary	12%
Communication Services	8%
Industrials	8%
Materials	8%
Energy	7%
Information Technology	5%
All other Corporate Bonds and Notes	9%
Affiliated Exchange-Traded Fund		5%
Leveraged Loans		1%
Other (includes securities lending collateral)		4%
Total		100%
(1)	Percentage of total investments as of June 30, 2025.

C000181169 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix High Yield Fund
Class Name	Class I
Trading Symbol	SAMHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix High Yield Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix High Yield Fund Class I / SAMHX	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 407,615,000
Holdings Count | Holding	214
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$407,615
Total number of portfolio holdings	214
Portfolio turnover rate as of the end of the reporting period	38%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		90%
Financials	33%
Consumer Discretionary	12%
Communication Services	8%
Industrials	8%
Materials	8%
Energy	7%
Information Technology	5%
All other Corporate Bonds and Notes	9%
Affiliated Exchange-Traded Fund		5%
Leveraged Loans		1%
Other (includes securities lending collateral)		4%
Total		100%
(1)	Percentage of total investments as of June 30, 2025.

C000181158 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Large-Cap Value Equity Fund
Class Name	Class R6
Trading Symbol	STVZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Ceredex Large-Cap Value Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Large-Cap Value Equity Fund Class R6 / STVZX	$36	0.72%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
Net Assets	$ 590,121,000
Holdings Count | Holding	50
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$590,121
Total number of portfolio holdings	50
Portfolio turnover rate as of the end of the reporting period	67%

Holdings [Text Block]
Asset Allocation(1)
Industrials	20%
Financials	18%
Information Technology	10%
Consumer Discretionary	10%
Health Care	10%
Energy	6%
Utilities	6%
Other	20%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000181155 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Large-Cap Value Equity Fund
Class Name	Class A
Trading Symbol	SVIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Ceredex Large-Cap Value Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Large-Cap Value Equity Fund Class A / SVIIX	$63	1.24%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.24%
Net Assets	$ 590,121,000
Holdings Count | Holding	50
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$590,121
Total number of portfolio holdings	50
Portfolio turnover rate as of the end of the reporting period	67%

Holdings [Text Block]
Asset Allocation(1)
Industrials	20%
Financials	18%
Information Technology	10%
Consumer Discretionary	10%
Health Care	10%
Energy	6%
Utilities	6%
Other	20%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000181156 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Large-Cap Value Equity Fund
Class Name	Class C
Trading Symbol	SVIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Ceredex Large-Cap Value Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Large-Cap Value Equity Fund Class C / SVIFX	$87	1.72%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.72%
Net Assets	$ 590,121,000
Holdings Count | Holding	50
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$590,121
Total number of portfolio holdings	50
Portfolio turnover rate as of the end of the reporting period	67%

Holdings [Text Block]
Asset Allocation(1)
Industrials	20%
Financials	18%
Information Technology	10%
Consumer Discretionary	10%
Health Care	10%
Energy	6%
Utilities	6%
Other	20%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000181157 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Large-Cap Value Equity Fund
Class Name	Class I
Trading Symbol	STVTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Ceredex Large-Cap Value Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Large-Cap Value Equity Fund Class I / STVTX	$49	0.97%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%
Net Assets	$ 590,121,000
Holdings Count | Holding	50
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$590,121
Total number of portfolio holdings	50
Portfolio turnover rate as of the end of the reporting period	67%

Holdings [Text Block]
Asset Allocation(1)
Industrials	20%
Financials	18%
Information Technology	10%
Consumer Discretionary	10%
Health Care	10%
Energy	6%
Utilities	6%
Other	20%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000181174 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Investment Grade Tax-Exempt Bond Fund
Class Name	Class I
Trading Symbol	STTBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix Investment Grade Tax-Exempt Bond Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Investment Grade Tax-Exempt Bond Fund Class I / STTBX	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 118,261,000
Holdings Count | Holding	77
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$118,261
Total number of portfolio holdings	77
Portfolio turnover rate as of the end of the reporting period	29%

Holdings [Text Block]	Asset Allocation(1)
Municipal Bonds	100%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000181173 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Investment Grade Tax-Exempt Bond Fund
Class Name	Class A
Trading Symbol	SISIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix Investment Grade Tax-Exempt Bond Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Investment Grade Tax-Exempt Bond Fund Class A / SISIX	$33	0.67%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%
Net Assets	$ 118,261,000
Holdings Count | Holding	77
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$118,261
Total number of portfolio holdings	77
Portfolio turnover rate as of the end of the reporting period	29%

Holdings [Text Block]	Asset Allocation(1)
Municipal Bonds	100%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000181188 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Total Return Bond Fund
Class Name	Class I
Trading Symbol	SAMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix Total Return Bond Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Total Return Bond Fund Class I / SAMFX	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Net Assets	$ 109,914,000
Holdings Count | Holding	131
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$109,914
Total number of portfolio holdings	131
Portfolio turnover rate as of the end of the reporting period	70%

Holdings [Text Block]
Asset Allocation(1)
Mortgage-Backed Securities		37%
Agency	37%
U.S. Government Securities		36%
Corporate Bonds and Notes		20%
Financials	9%
Industrials	3%
Consumer Discretionary	2%
All other Corporate Bonds and Notes	6%
Asset-Backed Securities		6%
Other	3%
Credit Card	2%
Automobiles	1%
Securities Lending Collateral		1%
Total		100%
(1)	Percentage of total investments as of June 30, 2025.

C000181189 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Total Return Bond Fund
Class Name	Class R6
Trading Symbol	SAMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix Total Return Bond Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Total Return Bond Fund Class R6 / SAMZX	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
Net Assets	$ 109,914,000
Holdings Count | Holding	131
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$109,914
Total number of portfolio holdings	131
Portfolio turnover rate as of the end of the reporting period	70%

Holdings [Text Block]
Asset Allocation(1)
Mortgage-Backed Securities		37%
Agency	37%
U.S. Government Securities		36%
Corporate Bonds and Notes		20%
Financials	9%
Industrials	3%
Consumer Discretionary	2%
All other Corporate Bonds and Notes	6%
Asset-Backed Securities		6%
Other	3%
Credit Card	2%
Automobiles	1%
Securities Lending Collateral		1%
Total		100%
(1)	Percentage of total investments as of June 30, 2025.

C000181187 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Total Return Bond Fund
Class Name	Class A
Trading Symbol	CBPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix Total Return Bond Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Total Return Bond Fund Class A / CBPSX	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 109,914,000
Holdings Count | Holding	131
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$109,914
Total number of portfolio holdings	131
Portfolio turnover rate as of the end of the reporting period	70%

Holdings [Text Block]
Asset Allocation(1)
Mortgage-Backed Securities		37%
Agency	37%
U.S. Government Securities		36%
Corporate Bonds and Notes		20%
Financials	9%
Industrials	3%
Consumer Discretionary	2%
All other Corporate Bonds and Notes	6%
Asset-Backed Securities		6%
Other	3%
Credit Card	2%
Automobiles	1%
Securities Lending Collateral		1%
Total		100%
(1)	Percentage of total investments as of June 30, 2025.